AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 10, 2015.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☐
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 197 ☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 198 ☒
(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esquire 3500 Lacey Road, Suite 700 Downers Grove, IL 60515 (Name and Address of Agent for Service)	Alan P. Goldberg, Esquire K&L Gates LLP 70 W. Madison St., Suite 3100 Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on August 9, 2015 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 197 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating August 9, 2015 as the new effective date for Post-Effective Amendment No. 34 to the Trust’s Registration Statement, which was filed on April 20, 2012 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 44, 48, 52, 57, 65, 72, 77, 81, 86, 91, 99, 103, 107, 112, 115, 120, 123, 127, 130, 134, 140, 145, 150, 154, 157, 160, 162, 165, 168, 173, 176, 179, 182, 187, 190, 192 and 195 to the Trust’s Registration Statement filed on July 23, 2012, July 27, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014, March 20, 2014, April 18, 2014, May 16, 2014, June 13, 2014, July 11, 2014, August 8, 2014, September 5, 2014, October 3, 2014, October 31, 2014, November 28, 2014, December 23, 2014, January 21, 2015, February 19, 2015, March 20, 2015, April 17, 2015, May 15, 2015 and June 12, 2015, respectively. This Amendment relates solely to PowerShares Global Macro Portfolio, PowerShares Emerging Markets Equity Allocation Portfolio, PowerShares Crude Oil Allocation Portfolio and PowerShares Absolute Return Allocation Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 34 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 183 to the Trust’s Registration Statement, which was filed on February 26, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 10th day of July, 2015.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg Andrew Schlossberg	President	July 10, 2015

/s/ Steven M. Hill Steven M. Hill	Treasurer	July 10, 2015

/s/ Anna Paglia Anna Paglia	Secretary	July 10, 2015

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	July 10, 2015

*/s/ Todd J. Barre Todd J. Barre	Trustee	July 10, 2015

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	July 10, 2015

*/s/ Marc M. Kole Marc M. Kole	Trustee	July 10, 2015

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	July 10, 2015

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	July 10, 2015

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	July 10, 2015

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	July 10, 2015

*By: /s/ Anna Paglia Anna Paglia Attorney-In-Fact		July 10, 2015

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

3